RELATED PARTIES TRANSACTIONS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Related Parties Transactions
Management fees	$ 64,520	$ 43,917
Stock-based compensation	0	30,000
Total	$ 64,520	$ 73,917